Balances Outstanding Under Lines of Credit and Other Short-Term Debt Facilities (Detail) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Line of Credit Facility [Line Items]
Amount outstanding under credit facility	$ 28,175,466	$ 34,227,288	$ 6,075,679
ABN AMRO Bank [Member]
Line of Credit Facility [Line Items]
Amount outstanding under credit facility		34,732	226,421
IFN Finance [Member]
Line of Credit Facility [Line Items]
Amount outstanding under credit facility	279,128	372,422	1,157,406
Wells Fargo
Line of Credit Facility [Line Items]
Amount outstanding under credit facility		33,820,134	4,691,852
Wells Fargo ABL [Member]
Line of Credit Facility [Line Items]
Amount outstanding under credit facility	$ 27,896,338	$ 33,820,134